Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Borrowings and Debt Securities
Short-term borrowings	₩ 1,098,555	₩ 860,602
Current portion of long-term borrowings	217,579	312,994
Current portion of debt securities	7,545,485	6,790,778
Less : Current portion of discount on long-term borrowings	(1,000)	(972)
Less : Current portion of discount on debt securities	(2,780)	(1,974)
Add : Current portion of premium on debt securities	0	20
Current Borrowings and Debt Securities	8,857,839	7,961,448
Non-current Borrowings and Debt Securities
Long-term borrowings	3,411,052	3,280,015
Debt securities	55,716,183	49,905,077
Less : Discount on long-term borrowings	(21,309)	(22,000)
Less : Discount on debt securities	(88,920)	(89,913)
Add : Premium on debt securities	1,696	0
Non-current Borrowings and Debt Securities	59,018,702	53,073,179
Total	₩ 67,876,541	₩ 61,034,627